Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2024
Income Tax and Social Contribution [Abstract]
Income Tax and Social Contribution

22.    Income tax and social contribution

(a)    Breakdown of expense

	December 31, 2024	December 31, 2023	December 31, 2022
Current income tax and social contribution	(63,725)	(78,999)	(35,806)
Deferred income tax and social contribution	(4,297)	(12,866)	(9,104)
Income tax and social contribution expense	(68,022)	(91,865)	(44,910)

(b)    Reconciliation of income tax and social contribution expenses

	December 31, 2024	December 31, 2023	December 31, 2022
Income before income tax and social contribution	126,781	109,041	232,785
Tax calculated based on current rates – 34%	(43,106)	(37,074)	(79,147)

Reconciliation:
Equity in net income of subsidiaries	—	—	10,671
Recognition of deferred tax loss asset	10,091	—	(16,434)
Permanent difference adjustments in other jurisdictions	27,406	(45,742)	18,212
Adjustment in Tax regime Differences	(13,508)	(25,414)	(13,115)
Other adjustments in temporary and permanent differences	(48,905)	16,365	34,903
Income tax and social contribution	(68,022)	(91,865)	(44,910)

(c)     Deferred income tax and social contribution

The Company records deferred income tax and social contribution payable and receivable to the extent of their realization, to reflect the future tax effects on temporary differences between the tax bases of assets and liabilities and their respective book values, as well as a tax loss and negative social contribution basis, calculated at the combined tax rate of 34%, as well as demonstrating the basis for constituting the deferred income tax and social contribution payable, constituted taking into consideration the existing obligations in other jurisdictions, stated separately in assets and liabilities due to the fact that they are distinct tax authorities, as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Tax bases – Assets
Tax loss and negative basis	46,298	12,245	25,304
Temporary differences in another jurisdiction	82,819	72,460	25,770
Provisions – temporary differences	(5,491)	—	23,692
	123,626	84,705	74,766

Income tax – 25%	30,907	21,177	18,692
Social contribution – 9%	11,126	7,623	6,728
Income tax and social contribution – assets	42,033	28,800	25,420
	December 31, 2024	December 31, 2023	December 31, 2022
Tax bases – Liabilities
Provisions – temporary differences	(232,119)	(163,257)	(124,671)
Temporary differences in another jurisdiction	(477,287)	(389,047)	(436,602)
	(709,406)	(552,304)	(561,273)

Income tax – 25%	(177,350)	(138,077)	(140,318)
Social contribution – 9%	(63,848)	(49,707)	(50,515)
Income tax and social contribution – liabilities	(241,198)	(187,784)	(190,833)

(d)    Changes in deferred income tax and social contribution

	December 31, 2024	December 31, 2023	December 31, 2022
Changes
Opening balance – assets, net of liabilities	(158,984)	(165,413)	(24,417)
Realization to statement of income	(4,297)	(12,866)	(9,104)
Other changes	(35,884)	19,295	(131,892)
Closing balance – assets, net of liabilities	(199,165)	(158,984)	(165,413)

(e)     Realization of deferred income tax and social contribution

Realization per annum	December 31, 2024	December 31, 2023	December 31, 2022
2024	—	5,760	6,355
2025	8,407	5,760	6,355
2026	8,407	5,760	6,355
2027	8,407	5,760	6,355
2028	8,407	5,760	—
More 2029	8,405	—	—
	42,033	28,800	25,420